Stockholders' Equity - Employee Stock Purchase Plan (Details) - Employee Stock Purchase Plan - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee purchase price as a percentage of stock price	85.00%
Maximum annual contribution per employee	$ 25,000
Risk-free interest rate	0.10%	0.10%	0.10%
Minimum expected volatility rate inputs for fair value measurement (in percent)	30.00%	30.00%	30.00%
Maximum expected volatility rate inputs for fair value measurement (in percent)	50.00%	50.00%	50.00%
Dividend yield (in percent)	0.00%	0.00%	0.00%
Weighted-average expected life	6 months 4 days	6 months 4 days	6 months 4 days
Common stock issued during period (in shares)	301,900	327,200	299,600
Number of shares authorized (in shares)	3,000,000